Warrant Liabilities (Narrative) (Details) (USD $)	0 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended			6 Months Ended	0 Months Ended		6 Months Ended		6 Months Ended			0 Months Ended	6 Months Ended
	Sep. 20, 2012	Nov. 18, 2011	Oct. 28, 2011	Jun. 15, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Aug. 29, 2011 Bridge Debentures [Member]	Sep. 20, 2012 $1,275,000 12% Convertible Debentures [Member]	Sep. 07, 2012 $1,275,000 12% Convertible Debentures [Member]	Sep. 30, 2012 $1,275,000 12% Convertible Debentures [Member]	Jun. 22, 2011 Warrant [Member]	Jun. 02, 2011 Warrant [Member]	Sep. 30, 2012 Warrant [Member] Bridge Debentures [Member]	Aug. 29, 2011 Warrant [Member] Bridge Debentures [Member]	Sep. 30, 2012 Warrant [Member] 12,500,000 Unit Offering [Member]	Nov. 17, 2011 Warrant [Member] 12,500,000 Unit Offering [Member]	Oct. 28, 2011 Warrant [Member] 12,500,000 Unit Offering [Member]	Aug. 29, 2011 Warrant [Member] 12% Convertible Debentures Placement Agent [Member]	Sep. 30, 2012 Warrant [Member] 12% Convertible Debentures Placement Agent [Member]
Class of Warrant or Right [Line Items]
Conversion of warrants, shares															331,303
Exercise price of warrants			1.0												0.82	3.15
Other income					$ 572	$ 1,199	$ 3,634	$ 1,426	$ 10,076	$ 25,407					$ 523,553
Gross proceeds from long term debt	1,275,000										1,800,000	275,000	1,000,000
Interest rate											12.00%	12.00%
Unamortized discount on debt instrument											244,000	1,249,792						1,556,289
Debt issuance costs							275,936	3,606,399	811,447													1,522,784
Proceeds from stock issuance, gross		345,000	12,155,000	1,170,000			12,500,000
Initial liabililty of warrant														860,112							27,647,424
Closing market price of common stock												$ 1.5	$ 0.75						$ 0.7	$ 0.9	$ 1.25
Warrant revaluation income					$ 14,758,437	$ (6,089,324)	$ 5,429,786	$ (5,565,771)	$ 5,452,436	$ (1,935,256)				$ 69,917			$ 3,518,999		$ 0				$ 1,840,870